Share based compensation Share option plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes RSU activity for the years ended December 31, 2015, 2014 and 2013:

Restricted Stock Units	2015	2014	2013
Outstanding at beginning of year	253,870	278,778	—
Granted	1,587,719	—	278,778
Forfeited	(95,755)	(24,908)	—
Adjustment *	(1,571,251)	—	—
Outstanding at end of year	174,583	253,870	278,778
* Adjustment relates to the Company's 1 for 10 reverse stock split completed in December 2015.